RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Services provided to:
-SZ Century	—	1,445	14,089	2,043
-SH Edge Interchange	—	—	651	94
-Jingliang Inter Cloud	880	480	—	—
-BJ New Internet	—	170	—	—
-Xiaomi Group	527,679	—	—	—
-Qidi Tech	3,478	—	—	—
-BJ Cheetah	98	—	—	—
-BJ Kingsoft	43	—	—	—
-Others	305	144	2	0.3

Services provided by:
-CYSD	38,918	38,918	36,673	5,317
-Beijing Huaqing	4,389	1,254	—	—
-BJ Kingsoft	16,867	—	—	—
-APL	8,124	—	—	—
-Jingliang Inter Cloud	4,956	—	—	—
-Others	796	1,223	513	74

Loan to:
-Shanghai Puping	62,531	75,611	—	—
- BJ New Internet	—	261	—	—
-SH Edge Interchange	—	—	500	72

Interest income from loan to:
-SH Shibei	—	1,321	—	—
-SH Edge Interchange	—	—	1	0.1

Lease deposit paid to:
-Ziguang Finance Leasing	135	—	—	—

Lease payment paid to:
-Ziguang Finance Leasing	30,776	10,431	—	—
-Beijing Qidi Yefeng	4,516	2,154	—	—
-Tuspark Harmonious	43,703	—	—	—

Cash consideration for shares repurchase
-Tuspark Innovation	—	1,701,804	—	—
-King Venture	130,472	—	—	—

Schedule of related party balances

	As of December 31,
	2021	2022
	RMB	RMB	US$
Amounts due from related parties:
Current:
-Shanghai Puping	138,142	138,142	20,029
- SZ Century	16,996	—	—
-SH Shibei	11,121	11,121	1,612
- BJ New Internet	441	441	64
-SH Edge Interchange	—	1,191	173
-Others	1,267	1,194	173
	167,967	152,089	22,051
Amounts due to related parties:
Current:
- CYSD	6,870	6,398	928
-APL	765	—	—
- SZ Century	571	—	—
-Others	566	530	76
	8,772	6,928	1,004